SCHEDULE OF INVESTMENTS (000)*

June 30, 2022 (Unaudited)

Causeway Concentrated Equity Fund	Number of Shares	Value

COMMON STOCK

France — 5.2%

Alstom S.A.	9,609	$217

Germany — 4.6%

SAP SE	2,090	190

Italy — 9.2%

Enel SpA	34,668	190

UniCredit SpA	20,108	191

		381

Japan — 2.3%

FANUC Corp.	600	94

Netherlands — 1.6%

Akzo Nobel NV	1,036	68

South Korea — 4.3%

Samsung Electronics Co. Ltd.	4,045	178

Switzerland — 11.2%

Novartis AG	1,947	165

Roche Holding AG	567	189

Zurich Insurance Group AG	260	113

		467

United Kingdom — 9.1%

Prudential PLC	14,219	176

Rolls-Royce Holdings PLC [1]	198,691	201

		377

United States — 50.5%

Alphabet Inc., Class C [1]	91	199

Ashland Global Holdings Inc.	2,092	216

Berry Global Group Inc. [1]	3,763	206

Booking Holdings Inc. [1]	59	103

Carrier Global Corp.	2,666	95

Citigroup Inc.	2,664	122

Essent Group Ltd.	5,255	204

Fiserv Inc. [1]	2,445	218

Genpact Ltd.	5,545	235

Las Vegas Sands Corp. [1]	3,666	123

Quest Diagnostics Inc.	887	118

Sabre Corp. [1]	28,163	164

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2022 (Unaudited)

Causeway Concentrated Equity Fund	Number of Shares	Value

United States — (continued)

Westrock Co.	2,267	$90

		2,093

Total Common Stock

(Cost $4,746) — 98.0%		4,065

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government &

Agency Portfolio, Institutional Class, 1.359% **	100,376	100

Total Short-Term Investment

(Cost $100) — 2.4%		100

Total Investments — 100.4%

(Cost $4,846)		4,165

Liabilities in Excess of Other Assets — (0.4)%		(17)

Net Assets — 100.0%		$4,148

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2022.

1	Non-income producing security.

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-007-0400